JPMORGAN TRUST I

INTERNATIONAL EQUITY FUNDS

JPMorgan Intrepid European Fund
(All Share Classes)

Supplement dated April 5, 2007
to the Statement of Additional Information dated February 28, 2007

The following replaces the information relating to Ajay Gambhir contained in the Statement of Additional Information Part I, dated February 28, 2007, under the heading “Portfolio Managers’ Other Accounts Managed” with respect to the JPMorgan Intrepid European Fund:

The following table shows information regarding all of the other accounts managed by Jonathan Ingram as of February 28, 2007:

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Intrepid European Fund
Jonathan Ingram	0	0	10	6,693	0	0

The following table shows information on the other accounts managed by Jonathan Ingram that have advisory fees wholly or partly based on performance as of February 28, 2007:

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Intrepid European Fund
Jonathan Ingram	0	0	0	0	0	0

The following replaces the information relating to Ajay Gambhir contained in the Statement of Additional Information Part I, dated February 28, 2007, under the heading “Portfolio Managers — Ownership of Securities” with respect to the JPMorgan Intrepid European Fund:

The following table shows information regarding the ownership of securities of the JPMorgan Intrepid European Fund by Jonathan Ingram as of February 28, 2007:

None	$1–$10,000	$10,001–$50,000	$50,001–$100,000	$100,001–$500,000	$500,001–$1,000,000	over $1,000,000
X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-IEPM-407